Operating Segments (Details 6)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States [Member]
Revenue based on the country
Revenue earned	82.00%	80.00%	80.00%
South Africa [Member]
Revenue based on the country
Revenue earned	4.00%	6.00%	6.00%
Canada [Member]
Revenue based on the country
Revenue earned	4.00%	5.00%	5.00%
Other Country [Member]
Revenue based on the country
Revenue earned	10.00%	9.00%	9.00%